DECONSOLIDATION OF CEIBS PUBLISHING GROUP - Narrative (Details) ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Jan. 15, 2024 CNY (¥)	Jun. 24, 2020 CNY (¥) shares	Jun. 24, 2020 USD ($) shares	Aug. 31, 2024 director	Feb. 28, 2023 CNY (¥)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Nov. 25, 2024 CNY (¥)	Aug. 31, 2020	Dec. 31, 2007
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Payment of partial cash consideration									¥ 9,600
Acquisition consideration payable							¥ 14,775	¥ 14,775		$ 2,113
Gain on deconsolidation of CEIBS Publishing Group (Note 4)	¥ 78,760							78,760
Digital B
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Accrued litigation costs											¥ 3,963
Digital B | Maximum
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Accrued litigation costs												¥ 17,756
CEIBS PG
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Percentage of direct or indirect ownership		60.00%	60.00%
Percentage of equity interest held by noncontrolling owners													40.00%
ManCo
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Percentage of equity interest held by noncontrolling owners		40.00%	40.00%
ManCo | Mr. Xuelin Zhou
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Percentage of direct or indirect ownership	100.00%													100.00%
CEIBS PG
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Equity interest transfer percentage declared void	21.00%			21.00%
Number of directors appointment declared invalid | director				1
Total number of board of directors | director				3
Retained Interest, percentage	39.00%						39.00%			39.00%
Debt securities, available for sale, impairment loss							¥ 4,976
Retained interest, fair value	¥ 4,976
CEIBS PG | ManCo
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Equity interest held, percentage		21.00%	21.00%
Percentage of equity interest acquired upon business combination														21.00%
CEIBS PG | Digital B | Ordinary shares
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Equity interest held, percentage		0.04%	0.04%
CEIBS PG | Digital B | Preferred stock
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Equity interest held, percentage		38.96%	38.96%
ManCo and Digital B
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Percentage of voting interest acquired		100.00%	100.00%
Cash consideration		¥ 103,924	$ 15,000
Payment of partial cash consideration					¥ 9,600	¥ 79,549
Acquisition consideration payable							¥ 14,775	¥ 14,775
ManCo and Digital B | Series A 4 Preferred Shares
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Number of shares issued as consideration | shares		5,252,723	5,252,723
Fair value of equity consideration		¥ 94,755
ManCo and Digital B | CEIBS PG
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Percentage of equity interest transferred		21.00%	21.00%